Consolidated Statements of Financial Position - USD ($)	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Current
Cash and cash equivalents (Note 2)	$ 3,019,069	$ 9,229,845	$ 14,941,775
Short-term investments (Note 2)			6,366,828
Accounts receivable (Notes 3)		62,842
Prepaids and other current assets (Note 4)	150,676	275,507	480,523
Total current assets	3,169,745	9,568,194	21,789,126
Investment in joint venture (Note 5)			1,445,251
Property and equipment (Note 6)	4,623,228	5,070,507	3,064,234
Patents and licenses (Note 7)	502,055	510,705	528,476
Right of use asset (Note 8)	482,389	241,047	326,890
Total assets	8,777,417	15,390,453	27,153,977
Current
Accounts payable and accrued liabilities (Note 9)	2,301,457	3,362,430	1,791,222
Covid-19 government support loans (Note 23)	30,200	29,520	31,660
Lease liability (Note 8)	204,939	150,951	101,074
Contract liabilities (Note 3)		274,192
Total current liabilities	2,536,596	3,817,093	1,923,956
Non-current lease liability (Note 8)	307,141	128,312	258,274
Derivative warrant liability (Note 10 and 11(b))	1,002,264
Total liabilities	3,846,001	3,945,405	2,182,230
Shareholders’ Equity
Share capital (Note 11(b))	165,705,423	151,206,539	147,729,846
Warrants and compensation options (Note 12)	670,115	5,905,642	5,328,455
Contributed surplus (Note 13)	55,447,961	51,016,808	46,954,333
Accumulated other comprehensive loss	(2,601,058)	(2,660,281)	(2,053,917)
Deficit	(214,291,025)	(194,023,660)	(172,986,970)
Total equity	4,931,416	11,445,048	24,971,747
Total equity and liabilities	$ 8,777,417	$ 15,390,453	$ 27,153,977